Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001680139
Document Type	S-1/A
Entity Registrant Name	HealthLynked Corp.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	47-1634127
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	This Registration Statement contains two forms of prospectuses: (i)one to be used in connection with the public offering of up to 1,750,000 shares of common stock, $0.0001 par value per share (“common stock”), of HealthLynked Corp., a Nevada corporation (the “Offering Prospectus”). (ii)one to be used in connection with the potential resale by a selling stockholder of up to 150,000 shares of common stock of HealthLynked Corp. (the “Resale Prospectus”).The Offering Prospectus and the Resale Prospectus will be identical in all respects except for the alternate pages for the Resale Prospectus included herein which are labeled “Alternate Pages for Resale Prospectus.”The Resale Prospectus is substantively identical to the Offering Prospectus, except for the following principal points: ●they contain different outside and inside front covers; ●they contain different offering sections in the Prospectus Summary section; ●they contain different Use of Proceeds sections; ●the Capitalization section is deleted from the Resale Prospectus; ●the Dilution section is deleted from the Resale Prospectus; ●a Selling Stockholder section is included in the Resale Prospectus; ●the Underwriting section from the Offering Prospectus is deleted from the Resale Prospectus and a Plan of Distribution is inserted in its place; and ●they contain different Legal Matters sections. We have included in this Registration Statement, after the financial statements, a set of alternate pages to reflect the foregoing differences of the Resale Prospectus as compared to the Offering Prospectus.While the selling stockholder has expressed an intent not to sell the common stock registered pursuant to the Resale Prospectus prior to the closing of or concurrently with the public offering, the sales of our securities registered in the Offering Prospectus and the common stock registered in our Resale Prospectus may result in two offerings taking place sequentially or concurrently, which could affect the price and liquidity of, and demand for, our common stock. This risk and other risks are included in “Risk Factors” beginning on page 7 of the Offering Prospectus.
Amendment Flag	true